Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Caymus Capital Partners

Address: 10001 Woodloch Forest Drive, #225
	 The Woodlands, TX  77380


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Morgan Whatley
Title:     Chief Compliance Officer
Phone:     281-203-5284


Signature, Place, and Date of Signing:

     /s/ Morgan Whatley, The Woodlands, TX,     October 23, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $218802 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Anadarko Petroleum Corp        COM              032511107    16026   229200 SH       Sole     None        Sole
Cabot Oil & Gas, Corp.         COM              127097103    13002   289580 SH       Sole     None        Sole
Canadian Nat Res, Corp.        COM              136385101    10541   342360 SH       Sole     None        Sole
Carrizo Oil & Gas, Inc.        COM              144577103      625    25000 SH       Sole     None        Sole
Cimarex Energy Company         COM              171798101     4052    69200 SH       Sole     None        Sole
Comstock Resources, Inc.       COM              205768203    12318   670200 SH       Sole     None        Sole
Denbury Resources, Inc.        COM              247916208     3835   237300 SH       Sole     None        Sole
Devon Energy Corp              COM              25179M103    13247   218966 SH       Sole     None        Sole
EQT Corp.                      COM              26884L109     7640   129485 SH       Sole     None        Sole
Northern Oil & Gas, Inc.       COM              665531109    14736   867347 SH       Sole     None        Sole
Occidental Petroleum, Corp.    COM              674599105     7407    86069 SH       Sole     None        Sole
PDC Energy, Inc.               COM              69327R101    11550   365159 SH       Sole     None        Sole
Pioneer Nat Resources, Inc.    COM              723787107    17975   172171 SH       Sole     None        Sole
QEP Resources, Inc.            COM              74733V100    12066   381100 SH       Sole     None        Sole
Rosetta Resources, Inc.        COM              777779307    12212   254995 SH       Sole     None        Sole
SM Energy Company              COM              78454L100    22306   412235 SH       Sole     None        Sole
Suncor Energy Inc.             COM              867224107     8024   244267 SH       Sole     None        Sole
Whiting Petroleum Corp.        COM              966387102    16024   338200 SH       Sole     None        Sole
WPX Energy Inc.                COM              98212B103    15216   917200 SH       Sole     None        Sole